Advance to Suppliers (Tables)	12 Months Ended
Dec. 31, 2023
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers	Advance to suppliers consisted of the following:
	December 31, 2023	December 31, 2022
Advance to suppliers	$200,851	$738,482
Less: allowance for credit losses	(19,928)	(607,195)
Advance to suppliers, net	$180,923	$131,287

Schedule of Allowance for Credit Losses Movement	Allowance for credit losses movement:
	December 31, 2023	December 31, 2022
Balance as of beginning	$607,195	$750,342
Provision	—	—
Recovery	(169,377)	(88,379)
Written off	(401,921)	—
Foreign exchange translation effect	(15,969)	(54,768)
Ending balance	$19,928	$607,195